Revenue - Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		34.20%
Contract with Customer, Liability		$ 391,102	$ 361,260	$ 333,944
Deferred Revenue Recognized In Future		$ 63,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		12 months
Percentage of remaining performance obligation		65.80%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Percentage of remaining performance obligation		22.10%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Percentage of remaining performance obligation	65.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		7 years
Percentage of remaining performance obligation		12.10%